Investment in Receivable Portfolios, Net - Summary of Changes in Balance of Investment in Receivable Portfolios (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investment in Receivables Portfolio [Roll Forward]
Balance, beginning of period				$ 2,382,809				$ 2,440,669	$ 2,382,809	$ 2,440,669	$ 2,143,560
Purchases of receivable portfolios									1,058,235	906,719	1,023,722
Transfer of portfolios										0
Disposals or transfers to held for sale									(13,188)
Gross collections	$ (437,603)	$ (442,996)	$ (446,182)	(440,863)	$ (396,738)	$ (406,961)	$ (434,100)	(447,805)	(1,767,644)	(1,685,604)	(1,700,725)
Put-backs and Recalls									(2,871)	(28,613)	(13,297)
Foreign currency adjustments									138,663	196,977	(85,027)
Revenue recognized									1,053,373	1,030,792	1,065,673
Allowance reversals (allowances) on receivable portfolios, net									41,236	(84,177)	6,763
Balance, end of period	2,890,613				2,382,809				$ 2,890,613	$ 2,382,809	$ 2,440,669
Revenue as a percentage of collections									59.60%	61.20%	62.70%
Accrual Basis Portfolios
Investment in Receivables Portfolio [Roll Forward]
Balance, beginning of period				2,368,366				2,436,054	$ 2,368,366	$ 2,436,054	$ 2,131,084
Purchases of receivable portfolios									1,057,066	906,719	1,023,722
Transfer of portfolios										13,076
Disposals or transfers to held for sale									(12,695)
Gross collections									(1,613,351)	(1,538,663)	(1,587,525)
Put-backs and Recalls									(2,577)	(27,561)	(13,009)
Foreign currency adjustments									138,828	196,842	(82,443)
Revenue recognized									909,239	892,732	969,227
Allowance reversals (allowances) on receivable portfolios, net									34,294	(90,997)	(5,002)
Balance, end of period	2,879,170				2,368,366				$ 2,879,170	$ 2,368,366	$ 2,436,054
Revenue as a percentage of collections									56.40%	58.00%	61.10%
Cost Recovery Portfolios
Investment in Receivables Portfolio [Roll Forward]
Balance, beginning of period				14,443				4,615	$ 14,443	$ 4,615	$ 12,476
Purchases of receivable portfolios									1,169	0	0
Transfer of portfolios										(13,076)
Disposals or transfers to held for sale									(493)
Gross collections									(3,511)	(2,102)	(5,237)
Put-backs and Recalls									0	(1,019)	(20)
Foreign currency adjustments									(165)	127	(2,604)
Revenue recognized									0	0	0
Allowance reversals (allowances) on receivable portfolios, net									0	0	0
Balance, end of period	11,443				14,443				$ 11,443	$ 14,443	$ 4,615
Revenue as a percentage of collections									0.00%	0.00%	0.00%
Zero Basis Portfolios
Investment in Receivables Portfolio [Roll Forward]
Balance, beginning of period				$ 0				$ 0	$ 0	$ 0	$ 0
Purchases of receivable portfolios									0	0	0
Transfer of portfolios										0
Disposals or transfers to held for sale									0
Gross collections									(150,782)	(144,839)	(107,963)
Put-backs and Recalls									(294)	(33)	(268)
Foreign currency adjustments									0	8	20
Revenue recognized									144,134	138,060	96,446
Allowance reversals (allowances) on receivable portfolios, net									6,942	6,820	11,765
Balance, end of period	$ 0				$ 0				$ 0	$ 0	$ 0
Revenue as a percentage of collections									95.60%	95.30%	89.30%